UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo              Greenwich, CT            November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $914,116
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                 Name
--------------------                                 ----
28-10725                                             SCP Overseas Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2  COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                                 TITLE OF               VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP       (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
AFFILIATED COMPUTER SERVICES        CL A     008190100    14,213    255,300  SH         SOLE        NONE        255,300
ALBANY INTL CORP                    CL A     012348108    21,314    715,000  SH         SOLE                    715,000
AMERICAN TOWER CORP                 CL A     029912201    28,215  1,838,100  SH         SOLE                  1,838,100
BARR PHARMACEUTICALS INC            COM      068306109    24,112    582,000  SH         SOLE                    582,000
BED BATH & BEYOND INC               COM      075896100    13,749    370,500  SH         SOLE                    370,500
CAREER EDUCATION CORP               COM      141665109    15,820    556,442  SH         SOLE                    556,442
CORINTHIAN COLLEGES INC             COM      218868107    12,980    962,900  SH         SOLE                    962,900
DICKS SPORTING GOODS INC            COM      253393102    31,769    891,900  SH         SOLE                    891,900
DOLLAR TREE STORES INC              COM      256747106    56,425  2,093,690  SH         SOLE                  2,093,690
HOME DEPOT INC                      COM      437076102    35,935    916,700  SH         SOLE                    916,700
KMART HLDG CORPORATION              COM      498780105    17,931    205,000  SH         SOLE                    205,000
MOHAWK INDS INC                     COM      608190104    53,946    679,500  SH         SOLE                    679,500
PULTE HOMES INC                     COM      745867101    13,747    224,000  SH         SOLE                    224,000
REDWOOD TR INC                      COM      758075402     8,175    130,961  SH         SOLE                    130,961
REGAL ENTMT GROUP                   CL A     758766109    13,920    728,800  SH         SOLE                    728,800
SEPRACOR INC                        COM      817315104     5,756    118,000  SH         SOLE                    118,000
SIERRA WIRELESS INC                 COM      826516106     6,675    375,000  SH         SOLE                    375,000
SYNOPSYS INC                        COM      871607107       794     50,400  SH         SOLE                     50,400
NEWS CORP LTD                    SP ADR PFD  652487802     3,600    114,900  SH         SOLE                    114,900
MEDCO HEALTH SOLUTIONS INC          COM      58405U102    29,856    966,200  SH         SOLE                    966,200
FOX ENTMT GROUP INC                 CL A     35138T107    27,338    985,500  SH         SOLE                    985,500
CAPITAL ONE FINL CORP               COM      14040H105    14,920    201,900  SH         SOLE                    201,900
FREEPORT-MCMORAN COPPER & GO        CL B     35671D857    14,718    363,400  SH         SOLE                    363,400
GOLDMAN SACHS GROUP INC             COM      38141G104    20,979    225,000  SH         SOLE                    225,000
KB HOME                             COM      48666K109     9,083    107,500  SH         SOLE                    107,500
MBIA INC                            COM      55262C100    29,780    511,600  SH         SOLE                    511,600
NII HLDGS INC                     CL B NEW   62913F201    33,120    803,684  SH         SOLE                    803,684
NTL INC DEL                         COM      62940M104    55,450    893,344  SH         SOLE                    893,344
NAUTILUS GROUP INC                  COM      63910B102     8,406    372,100  SH         SOLE                    372,100
NEXTEL COMMUNICATIONS INC           CL A     65332V103    55,211  2,315,900  SH         SOLE                  2,315,900
ODYSSEY HEALTHCARE INC              COM      67611V101    37,616  2,119,200  SH         SOLE                  2,119,200
PANERA BREAD CO                     CL A     69840W108    33,974    905,000  SH         SOLE                    905,000
RELIANT ENERGY INC                  COM      75952B105    57,184  6,129,000  SH         SOLE                  6,129,000
TARO PHARMACEUTICAL INDS LTD        ORD      M8737E108    29,826  1,276,249  SH         SOLE                  1,276,249
UNITED THERAPEUTICS CORP DEL        COM      91307C102    14,457    413,874  SH         SOLE                    413,874
VASOGEN INC                         COM      92232F103     2,153    470,000  SH         SOLE                    470,000
WCI CMNTYS INC                      COM      92923C104    33,442  1,435,300  SH         SOLE                  1,435,300
YAHOO INC                           COM      984332106     3,391    100,000  SH  CALL   SOLE                    100,000
AXIS CAPITAL HOLDINGS               SHS      G0692U109    11,856    456,000  SH         SOLE                    456,000
MONTPELIER RE HOLDINGS LTD          SHS      G62185106    12,280    334,800  SH         SOLE                    334,800
                                                         914,116



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